Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Shenzhen Botan Technology Co., Ltd. [Member]
Revenue from a related party
Revenue	[1]		$ 566,002
Mr. Yue Zhu [Member]
Director’s remuneration
Director Remuneration	[2]	$ 33,258	$ 43,532	$ 33,733

[1]	Shenzhen Botan Technology Co., Ltd. is wholly owned by Mr. Chuanbo Zhu, the chief executive officer of Shenzhen Sowell Digital.
[2]	Mr. Yue Zhu is CEO director and a shareholder of the Company.